Shareholder Fees - VIPFundsManagerFunds-ServiceService2ComboPRO	Apr. 29, 2023 USD ($)
VIPFundsManagerFunds-ServiceService2ComboPRO | VIP FundsManager 70% Portfolio
Shareholder Fees:
(fees paid directly from your investment)